Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	12,500,000	12,500,000
Ordinary shares, shares outstanding	[1]	12,500,000	12,500,000

[1]	The share amounts are presented on a retrospective basis.